U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.       Name and address of issuer:

               Benham Manager Funds
               1665 Charleston Road
               Mountain View, CA 94043

2.       Name of each series or class of funds for which this notice is filed:

               Benham Capital Manager Fund

3.       Investment Company Act File Number:  811-8668

         Securities Act File Number:  33-82264


4.       Last day of fiscal year for which this notice is filed:

               11/30/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                        [ ]
                  Not Applicable

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                  Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                  Not Applicable

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                  Not Applicable

9. Number and aggregate sale price of securities sold during the fiscal year:

               5,899,325           $63,187,531

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               5,827,372           $62,385,736

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

               71,953              $801,795

12.      Calculation of registration fee:
         (i)   Aggregate sale price of securities sold during the
               fiscal year in reliance on rule 24f-2 (from Item 10):                 $   62,385,736


         (ii)  Aggregate price of shares issued in connection with
               dividend reinvestment plans (from Item 11), if
               applicable):                                                          +      801,795
                                                                                      -----------------
         (iii) Aggregate price of shares redeemed or repurchased
               during the fiscal year (if applicable):                               -   16,619,266
                                                                                      -----------------
         (iv)  Aggregate price of shares redeemed or repurchased
               and previously applied as a reduction to filing fees
               pursuant to rule 24e-2 (if applicable):                               +       N/A
                                                                                      -----------------
         (v)   Net aggregate  price of securities  sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
               (ii), less line (iii), plus line (iv)] (if applicable):                   46,568,265
                                                                                      -----------------
         (vi)  Multiplier prescribed by Section 6(b) of the Securities
               Act of 1933 or other applicable law or regulation
               (see Instruction C.6):                                                x      1/29
                                                                                      -----------------
         (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:               $       16,058.02
                                                                                      =================

Instruction:   Issuers should complete lines (ii), (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                              [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                    1/11/96

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*  /s/Ann McCoid
                                    Ann McCoid
                                    Controller

         Date  1/15/96

  *Please print the name and title of the signing officer below the signature.

January 17, 1996

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE:      Benham Manager Funds (the "Trust")
         Benham Capital Manager Fund (the "Fund")
         1940 Act File No. 811-8668
         1933 Act File No. 33-82264
         Opinion and Consent of Counsel Regarding 24f-2 Notice

Ladies and Gentlemen:

I have examined the accompanying 24f-2 Notice for Benham Manager Funds. It is my opinion that all shares sold by the Trust during the fiscal year ended November 30, 1995, pursuant to the indefinite registration under Rule 24f-2 under the Investment Company Act of 1940, were legally issued, fully paid, and non-assessable when sold.

I hereby consent to the inclusion of this opinion with the filing of the attached 24f-2 Notice for the fiscal year ended November 30, 1995.

Sincerely,

BENHAM MANAGER FUNDS

/s/Charles C.S. Park
Charles C.S. Park
Corporate Counsel